Subsequent Events (Details) - Non-adjusting Events After Reporting Period [Member] - USD ($)	Nov. 30, 2025	Nov. 26, 2025	Nov. 24, 2025	Nov. 17, 2025	Nov. 14, 2025	Nov. 13, 2025	Dec. 15, 2025	Dec. 03, 2025	Nov. 19, 2025
Subsequent Events [Line Items]
Purchase and sale of common shares		198,622		99,794		23,956		400,000	273,125
Purchase price		$ 4.8		$ 10		$ 8		$ 4	$ 8
Exercise price per common share		$ 0.004
Gross proceeds		$ 1,294,000		$ 1,377,000	$ 183,000	$ 788,000
Gross proceeds								$ 1,600,000	$ 2,185,000
Converted shares	107,912
Warrants exercised					52,275
Common shares issued			1,875				40
Fair value time of issuance			$ 10,200
Par value							$ 0
Pre-Funded Warrants [Member]
Subsequent Events [Line Items]
Common shares purchase		71,649		37,950		74,604
Purchase price		$ 4.796		$ 9.996		$ 7.996
Exercise price per common share				$ 0.004		$ 0.004
Common Shares [Member]
Subsequent Events [Line Items]
Common shares issued							1
Par value							$ 0
Common Shares [Member] | Warrants [Member]
Subsequent Events [Line Items]
Common shares issued							945,106
Par value							$ 2.5607